As filed with the Securities and Exchange Commission on August 30, 2005

File Nos. 333-37115

811-08399

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under the Securities Act of 1933	☒
Post-Effective Amendment No. 21	☒
and
Registration Statement
Under the Investment Company Act of 1940	☒
Amendment No. 23	☒

PIMCO Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Ernest L. Schmider Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On September 26, 2005 pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 21 to the Registration Statement of PIMCO Variable Insurance Trust (the “Trust” or the “Registrant”) incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 20, which was filed with the Securities and Exchange Commission on June 16, 2005. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 20 to September 26, 2005.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act, and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on August 30, 2005.

PIMCO VARIABLE INSURANCE TRUST
(Registrant)

By:
Ernest L. Schmider***
President

*By:	/s/ Robert W. Helm
Robert W. Helm, as attorney-in-fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date
	Trustee	August 30, 2005
Brent R. Harris*

	Trustee	August 30, 2005
E. Philip Cannon*

	Trustee	August 30, 2005
Vern O. Curtis*

	Trustee	August 30, 2005
J. Michael Hagan*

	Trustee	August 30, 2005
William J. Popejoy*

	Trustee	August 30, 2005
R. Wesley Burns*

	Treasurer (Principal Financial and Accounting Officer)	August 30, 2005
John P. Hardaway**

* By:	/s/ Robert W. Helm
Robert W. Helm
as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 7 to Registration Statement File No. 333-37115 on January 31, 2001.
**	Pursuant to a power of attorney filed with the initial Registration Statement on October 3, 1997.
***	Pursuant to a power of attorney filed with Post-Effective Amendment No. 20 to Registrant’s Registration Statement on June 16, 2005.